Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions to right-of-use assets	€ 22.1	€ 10.0
Advance payments related to embedded leases	10.8
Total cash outflow for leases	14.7	€ 4.8	€ 2.3
Maximum
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	38.3
Within One Year
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Future lease payments for non-cancellable lease contracts	2.8
More Than One Year
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Future lease payments for non-cancellable lease contracts	€ 10.2